PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 862	$ 888
Deposits		30	261
Government authorities		85	226
Other current assets		197	207
Total	$ 1,966	$ 1,174	$ 1,582